QB2 Advances from SMM/SC -Summary of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 3,204	$ 4,162	$ 3,798	$ 5,181
Non-cash changes
Finance fees and discount amortization	(29)	(39)	0	0
Changes in foreign exchange rates	0	(216)	0	(244)
Borrowings at end of period	4,913	6,255	3,204	4,162
SSM/SC | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	702	912	0	0
Cash flows
Advances	31	41	708	946
Finance fees paid	0	0	(6)	(8)
Non-cash changes
Finance fees and discount amortization	1	1	0	0
Changes in foreign exchange rates	0	(20)	0	(26)
Borrowings at end of period	$ 734	$ 934	$ 702	$ 912